FAIR VALUE MEASUREMENTS - Liabilities measured (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	¥ 214,953
Changes in the fair value	(376)
Ending Balance	214,577	$ 33,672	¥ 214,953
2025 Convertible promissory notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	3,014,057		1,409,385
Foreign exchange loss	(31,348)		(219,001)
Changes in the fair value	(829,149)		2,544,220
Reclassification to equity	(1,639,806)		(720,547)
Ending Balance	¥ 513,754	$ 80,619	¥ 3,014,057